T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.5%
MARYLAND 91.4%
Annapolis, GO, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	1,000	1,032
Anne Arundel County, Annapolis Area Christian School, Series
A, 5.50%, 7/1/23	500	514
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.50%, 7/1/33	2,555	2,677
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.75%, 7/1/43	4,970	5,201
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/22	3,600	3,657
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/23	3,605	3,662
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36	5,130	6,504
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39	1,125	1,380
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40	2,125	2,601
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41	1,450	1,721
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42	1,450	1,718
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43	4,125	5,021
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45	4,350	5,133
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46	5,375	6,514
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/37	1,805	2,221
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/38	2,125	2,610
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37	6,480	8,197
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47	12,615	15,666

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/44	4,175	5,421
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/48	27,800	35,883
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44	11,250	12,479
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35	1,445	1,705
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40	12,345	14,455
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/41	1,655	2,166
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43	2,105	2,630
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45	12,925	15,025
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO, 5.00%, 10/1/37	2,110	2,669
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO, 5.00%, 10/1/47	5,000	6,209
Anne Arundel County, Consolidated Water & Sewer, Series
2019, GO, 5.00%, 10/1/47	1,780	2,300
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/37	1,100	1,314
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/39	3,105	3,698
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/40	3,105	3,693
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/41	3,105	3,686
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/42	3,105	3,680
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/45	9,315	10,991
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/40	3,610	4,419
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43	10,830	13,182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/46	10,830	13,124
Anne Arundel County, Sewer Improvements, Series 2017, GO,
5.00%, 10/1/38	2,000	2,456
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34	7,655	9,041
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35	7,655	9,031
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 4.90%, 7/1/30	1,310	1,340
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 5.125%, 7/1/36	2,285	2,337
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 5.25%, 7/1/44	4,150	4,245
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/21	455	468
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/22	310	334
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/23	240	268
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/24	470	525
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/25	580	647
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/32	4,285	4,762
Baltimore City, Center/West Development, Series A, 5.375%,
6/1/36	1,000	1,026
Baltimore City, Center/West Development, Series A, 5.50%,
6/1/43	1,450	1,490
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/27 (Prerefunded 10/15/21) (1)	1,905	1,985
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/28 (Prerefunded 10/15/21) (1)	1,805	1,881
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/30 (Prerefunded 10/15/21) (1)	1,015	1,057
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/31 (Prerefunded 10/15/21) (1)	1,965	2,047

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/21	510	523
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/22	1,040	1,108
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/23	350	388
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/25	590	673
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/26	375	426
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/28	1,215	1,367
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/29	930	1,043
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/30	515	576
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/33	415	460
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25	2,000	1,850
Baltimore City, Convention Center Hotel, 5.00%, 9/1/29	1,000	918
Baltimore City, Convention Center Hotel, 5.00%, 9/1/33	1,020	934
Baltimore City, Convention Center Hotel, 5.00%, 9/1/35	1,700	1,557
Baltimore City, East Baltimore Research Park, Series A, 5.00%,
9/1/38	1,865	1,974
Baltimore City, Harbor Point Project, 3.50%, 6/1/39 (2)	650	627
Baltimore City, Harbor Point Project, 3.625%, 6/1/46 (2)	4,000	3,839
Baltimore City, Harbor Point Project, 4.75%, 6/1/31	2,025	2,126
Baltimore City, Harbor Point Project, 5.00%, 6/1/36	2,550	2,663
Baltimore City, Harbor Point Project, 5.125%, 6/1/43	4,550	4,743
Baltimore City, Harbor Point Project, Series B, 3.55%, 6/1/34
(2)	325	318
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39
(2)	450	436
Baltimore City, Harbor Point Project, Series B, 3.875%, 6/1/46
(2)	370	358

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Parking System Facilities, Series A, 5.25%,
7/1/21 (3)	590	607
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/36
(Prerefunded 7/1/21) (1)	17,520	18,013
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/41
(Prerefunded 7/1/21) (1)	10,635	10,934
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/30
(Prerefunded 1/1/24) (1)	1,450	1,662
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (1)	4,570	5,237
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/29
(Prerefunded 1/1/24) (1)	1,330	1,524
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/30
(Prerefunded 1/1/24) (1)	2,895	3,318
Baltimore City, Water Project, Series A, 4.00%, 7/1/37	330	408
Baltimore City, Water Project, Series A, 4.00%, 7/1/38	450	554
Baltimore City, Water Project, Series A, 4.00%, 7/1/39	435	534
Baltimore City, Water Project, Series A, 4.00%, 7/1/40	470	576
Baltimore City, Water Project, Series A, 4.00%, 7/1/45	2,000	2,409
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (4)(5)	370	437
Baltimore City, Water Project, Series A, 5.00%, 7/1/33	305	413
Baltimore City, Water Project, Series A, 5.00%, 7/1/34	600	810
Baltimore City, Water Project, Series A, 5.00%, 7/1/35	445	599
Baltimore City, Water Project, Series A, 5.00%, 7/1/36	845	1,134
Baltimore City, Water Project, Series A, 5.00%, 7/1/44	10,005	11,422
Baltimore City, Water Project, Series A, 5.00%, 7/1/50	3,200	4,151
Baltimore City, Water Project, Series B, 5.00%, 7/1/31
(Prerefunded 1/1/24) (1)	3,865	4,429
Baltimore City, Water Project, Series B, 5.00%, 7/1/38
(Prerefunded 1/1/24) (1)	1,190	1,364
Baltimore City, Water Project, Series B, 5.00%, 7/1/42
(Prerefunded 1/1/24) (1)	8,900	10,199
Baltimore City, Water Project, Series C, 5.00%, 7/1/27
(Prerefunded 1/1/24) (1)	525	602
Baltimore County, GO, 4.00%, 3/1/37	720	857

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 3/1/32	10,000	12,708
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 3/1/35	1,500	1,837
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 3/1/37	5,745	7,121
Baltimore County, Consolidated Public Improvement, Series
2014, GO, 4.00%, 2/1/34	7,750	8,462
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/32	1,000	1,053
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/33	2,800	2,946
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41	4,255	4,888
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44	8,400	9,616
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46	14,500	17,127
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38	610	724
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39	4,415	5,227
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41	3,215	3,790
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42	9,595	11,281
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44	11,595	13,576
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48	5,365	6,244
Baltimore County, Metropolitan Dist. 82nd Issue, GO, 4.00%,
3/1/46	500	600
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/38	515	563
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/39	600	654
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/40	650	707
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/45	2,950	3,173
Baltimore County, Oak Crest Village, Inc. , 4.00%, 1/1/50	3,350	3,587
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/22	500	519
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/23	450	482
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/24	855	943
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/25	1,000	1,131
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/27	1,000	1,150
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/28	1,200	1,376
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/29	1,000	1,142
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/30	1,000	1,136
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/37	7,345	8,179
Baltimore County, Public Improvement, GO, 5.00%, 2/1/32	10,000	10,532
Baltimore County, Riverwood Village, Inc. , 4.00%, 1/1/50	8,500	9,122
Brunswick, 3.00%, 7/1/24	875	884
Brunswick, 4.00%, 7/1/29	960	1,022
Brunswick, 5.00%, 7/1/36	1,550	1,694
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48	1,135	1,334
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/31	4,395	5,335
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/32	2,000	2,408
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/33	1,815	2,163
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/34	1,000	1,185
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/36	1,600	1,884
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/37	1,200	1,409
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/39	585	683
Frederick County, Urbana Community Development Authority,
Series A, 4.00%, 7/1/40	1,155	1,346
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/25	1,000	1,193

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/26	1,355	1,659
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/27	1,500	1,880
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/28	2,500	3,188
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/29	2,545	3,303
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/30	2,000	2,641
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	1,090	1,188
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	10,140	11,026
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27	5,000	5,434
Howard County, Annapolis Junction Town Center Project,
5.80%, 2/15/34	725	712
Howard County, Annapolis Junction Town Center Project,
6.10%, 2/15/44	1,425	1,382
Howard County, Consolidated Public Improvement, Series 2011
B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	860	889
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/31 (Prerefunded 2/15/21) (1)	1,855	1,870
Howard County, Consolidated Public Improvement, Series B,
GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	1,725	1,771
Howard County, Consolidated Public Improvement, Series B,
GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	2,545	2,614
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	2,385	2,466
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	755	781
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2)	500	520
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (2)	1,000	1,023
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (2)	1,000	1,026
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2)	2,300	2,349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (6)	2,235	2,282
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46	5,425	5,878
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/21	305	311
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/36	1,000	1,017
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/43	2,295	2,325
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26	580	593
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29	500	613
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30	1,020	1,247
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31	725	882
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32	550	662
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37	3,310	3,935
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42	5,000	5,880
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46	10,000	11,682
Maryland, State & Local Facs. Loan, Series 2013-1A, GO,
4.00%, 3/1/26 (Prerefunded 3/1/21) (1)	4,000	4,038
Maryland, State & Local Facs. Loan, Series A, Group 2, GO,
4.00%, 3/15/35	25,000	31,357
Maryland CDA, Series A, 4.50%, 9/1/48	4,120	4,660
Maryland CDA, Series C, 3.50%, 3/1/50	4,115	4,527
Maryland CDA, Series C, 5.00%, 9/1/26	375	461
Maryland CDA, Series C, 5.00%, 9/1/27	700	884
Maryland CDA, Series C, 5.00%, 9/1/28	580	746
Maryland CDA, Series C, 5.00%, 9/1/29	1,050	1,354
Maryland CDA, Series C, 5.00%, 3/1/30	740	952
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland CDA, Series D, 3.25%, 9/1/50	5,000	5,535
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31	4,950	5,249
Maryland CDA, Residential, Series F, 5.00%, 7/1/48	1,385	1,476
Maryland DOT, Maryland Transit Administration, 5.00%,
10/15/23 (6)	1,035	1,039
Maryland Economic Dev. , Air Cargo Obligated Group, 4.00%,
7/1/39 (6)	3,060	3,443
Maryland Economic Dev. , Air Cargo Obligated Group, 4.00%,
7/1/44 (6)	4,200	4,675
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/21 (6)	340	347
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/23 (6)	600	654
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/24 (6)	325	366
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/25 (6)	510	590
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/26 (6)	690	817
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/28 (6)	310	381
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/29 (6)	225	280
Maryland Economic Dev. , Baltimore City Project, Series A,
5.00%, 6/1/58	2,500	2,646
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/28	200	212
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/29	275	293
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/30	285	302
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/31	300	316
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/32	315	330
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/33	325	338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/34	350	363
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/35	250	258
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/40	1,555	1,581
Maryland Economic Dev. , Bowie State Univ. Project, 4.00%,
7/1/50	7,000	7,013
Maryland Economic Dev. , Bowie State Univ. Project, 5.00%,
7/1/55	3,890	4,172
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/21	600	607
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/22	1,190	1,228
Maryland Economic Dev. , Morgan State Univ. Project, 5.00%,
7/1/34	7,360	7,605
Maryland Economic Dev. , Public Healthcare Laboratory, 4.00%,
6/1/29	6,565	6,680
Maryland Economic Dev. , Public Healthcare Laboratory, 5.00%,
6/1/27	9,900	10,125
Maryland Economic Dev. , Public Healthcare Laboratory, 5.00%,
6/1/28	11,710	11,973
Maryland Economic Dev. , Purple Line Light Rail Project, Series
A, 5.00%, 3/31/24 (6)	23,370	23,830
Maryland Economic Dev. , Purple Line Light Rail Project, Series
B, 5.00%, 9/30/26 (6)	4,870	4,917
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 3/31/25 (6)	3,435	3,468
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 9/30/25 (6)	3,435	3,468
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 3/31/26 (6)	3,435	3,468
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/26 (6)	500	509
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/26 (6)	100	102
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/27 (6)	450	459

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/28 (6)	2,090	2,130
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/29 (6)	3,445	3,510
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/29 (6)	1,000	1,019
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/36 (6)	4,870	4,962
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/41 (6)	7,705	7,851
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/46 (6)	12,650	12,890
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/51 (6)	20,630	21,021
Maryland Economic Dev. , Salisbury Univ. Project, 4.00%,
6/1/21	385	390
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/22	325	339
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/27	700	741
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/30	800	826
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/34	1,000	1,044
Maryland Economic Dev. , Terminal Project, Series 2019A,
5.00%, 6/1/44 (6)	4,900	5,446
Maryland Economic Dev. , Terminal Project, Series 2019A,
5.00%, 6/1/49 (6)	14,655	16,205
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/22	600	599
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/23	100	100
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/24	465	462
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/25	400	413
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/28	175	180
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/30	325	330
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/31	375	380
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/32	325	327

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/36	2,100	2,105
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/37	3,000	3,000
Maryland Economic Dev. , Towson Univ. Project, Series 2012,
5.00%, 7/1/27	1,825	1,843
Maryland Economic Dev. , Towson Univ. Project, Series 2012,
5.00%, 7/1/29	1,775	1,786
Maryland Economic Dev. , Towson Univ. Project, Series 2017,
5.00%, 7/1/27	185	191
Maryland Economic Dev. , Towson Univ. Project, Series 2017,
5.00%, 7/1/29	215	220
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/22	1,000	1,029
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/24	1,445	1,599
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/25	1,000	1,132
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/29	500	589
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/30	500	584
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/31	4,000	4,653
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/32	2,000	2,309
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/35	6,655	7,619
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (7)	500	521
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (7)	480	514
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (7)	420	461
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (7)	470	528
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (7)	505	578
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (7)	800	959
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (7)	525	624
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (7)	560	662
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (7)	600	707
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (7)	705	828
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/21 (7)	300	304
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/22 (7)	1,350	1,403
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/23 (7)	2,000	2,138
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/24 (7)	1,700	1,862
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/25 (7)	2,000	2,243
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (7)	1,815	2,075
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (7)	2,200	2,631
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (7)	3,395	4,029
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (7)	3,100	3,660
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (7)	3,040	3,574
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (7)	2,750	3,223
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (7)	9,850	11,420
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (7)	3,250	3,713
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/21	660	659
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/23	820	815

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/25	600	590
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/26	585	597
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/27	500	508
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/31	1,000	1,007
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/35	3,845	3,865
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/39	2,300	2,307
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 4.00%, 7/1/23	910	937
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/21	825	839
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/22	870	911
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/27	1,600	1,667
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/33	2,570	2,658
Maryland HHEFA, 4.00%, 8/15/45	940	1,015
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,540	1,787
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	14,205	16,178
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	2,200	2,287
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,725	2,844
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33	2,200	2,465
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34	3,700	3,813
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/39	2,475	2,627
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/21	800	820
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22	1,500	1,602
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23	850	907
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25	1,000	1,067
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26	1,345	1,433
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27	1,230	1,308
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29	845	1,030
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31	3,000	3,627
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32	1,720	2,070
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/39	5,595	6,224
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26	770	898
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29	1,000	1,156
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31	500	574
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32	1,000	1,145
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38	2,730	3,084
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43	2,800	3,137
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48	5,000	5,581
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38	750	804
Maryland HHEFA, Calvert Healthcare System, 5.25%, 7/1/33	8,870	9,607
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/24
(Prerefunded 7/1/22) (1)	2,010	2,156
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/25
(Prerefunded 7/1/22) (1)	605	649
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/27
(Prerefunded 7/1/22) (1)	830	890
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/37
(Prerefunded 7/1/22) (1)	12,685	13,606
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (1)	10,000	10,048
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (1)	10,595	10,646
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27	1,200	1,411
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28	370	434
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36	2,835	3,211

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	14,690	16,381
Maryland HHEFA, City Neighbors, Series A, 6.75%, 7/1/44	2,800	3,023
Maryland HHEFA, Doctors Community Hospital, Series A,
5.00%, 7/1/38	1,000	1,125
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 3.125%,
1/1/24	200	205
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/22	1,300	1,325
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/23	905	937
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/29	1,515	1,587
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.125%,
1/1/30	945	990
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/25	875	962
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/26	915	1,013
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/27	1,920	2,117
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/28	2,070	2,270
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.25%,
1/1/37	15,230	16,496
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40	1,565	1,785
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45	8,625	9,697
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50	10,950	12,226
Maryland HHEFA, Frederick Memorial Hospital, Series A,
4.25%, 7/1/32 (Prerefunded 7/1/22) (1)	13,125	13,922
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/21	280	287
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21	970	988
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27	1,280	1,343
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34	3,780	3,927
Maryland HHEFA, Greater Baltimore Medical Center, 5.50%,
7/1/31 (Prerefunded 7/1/21) (1)	315	324
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2)	300	328
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2)	1,265	1,362
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2)	1,800	1,919
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2)	1,530	1,638
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(8)	10,350	12,115
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31
(Prerefunded 7/1/22) (1)	2,000	2,150
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32
(Prerefunded 7/1/22) (1)	1,000	1,075
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33
(Prerefunded 7/1/22) (1)	1,365	1,467
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8)	2,785	2,791
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8)	550	550
Maryland HHEFA, Johns Hopkins Univ. , Series B, 4.25%, 7/1/41	5,475	5,856
Maryland HHEFA, Johns Hopkins Univ. , Series B, 5.00%, 7/1/38	6,590	7,206
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/31	950	1,131
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/34	3,650	4,410
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/40	12,700	14,516
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41
(Prerefunded 7/1/21) (1)	6,015	6,213
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%,
7/1/47	20,300	22,872
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/32	1,210	1,435
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/33	1,175	1,389
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/47	19,190	22,122
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/32	825	1,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/33	1,000	1,211
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/30	480	521
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/31	500	541
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/33	1,210	1,303
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/39	5,105	5,455
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/45	7,330	7,774
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/27	435	498
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/28	500	571
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/32	595	670
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/45	6,010	6,663
Maryland HHEFA, Loyola Univ. , Series A, 4.00%, 10/1/27
(Prerefunded 10/1/22) (1)	1,000	1,067
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/24	500	578
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/25	750	895
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/26	600	736
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/29
(Prerefunded 10/1/22) (1)	1,995	2,166
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/30
(Prerefunded 10/1/22) (1)	1,345	1,460
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (1)	2,050	2,226
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/39
(Prerefunded 10/1/22) (1)	5,000	5,429
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/49	7,910	9,641
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/22	150	156
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/24	700	759
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42	2,435	2,553
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	860	876
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	1,025	1,083

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/24	250	279
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/26	225	264
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27	850	991
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/30	725	827
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/31	680	775
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/32	250	284
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33	300	339
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35	275	310
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/42	2,000	2,221
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/47	11,630	12,026
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	500	528
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/29	350	367
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/34	1,005	1,046
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/23	250	272
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/25	100	115
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/28	650	751
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/36	650	731
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/25	260	298
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/28	300	347

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/29	315	362
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/34	655	739
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/36	575	646
Maryland HHEFA, Medlantic/Helix, Series A, 5.25%, 8/15/38
(7)	4,195	5,761
Maryland HHEFA, Medlantic/Helix, Series B, 5.25%, 8/15/38
(8)	15,065	20,167
Maryland HHEFA, Medstar Health, 5.00%, 8/15/31	5,000	5,800
Maryland HHEFA, Medstar Health, 5.00%, 8/15/38	800	913
Maryland HHEFA, Medstar Health, 5.00%, 8/15/42	11,565	13,104
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	7,840	8,688
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/38	1,895	2,092
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/41	7,310	8,056
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/42	14,620	17,413
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	51,595	61,104
Maryland HHEFA, Medstar Health, Series B, 4.00%, 8/15/38	265	283
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	9,555	10,487
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	1,615	1,717
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25	2,795	2,967
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26	1,910	2,025
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27	1,400	1,482
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31	5,000	5,241
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25	1,450	1,492
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	1,230	1,413
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,000	1,145
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,200	1,372
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,708

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38	6,345	7,195
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/22	435	436
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	1,000
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30	600	662
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	1,030	1,197
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34	1,000	1,142
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40	24,910	28,178
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	10,500	11,789
Maryland HHEFA, Penninsula Regional Health System, Series A,
4.00%, 7/1/48	11,160	12,822
Maryland HHEFA, Penninsula Regional Health System, Series A,
5.00%, 7/1/31	350	458
Maryland HHEFA, Penninsula Regional Health System, Series A,
5.00%, 7/1/32	1,030	1,340
Maryland HHEFA, Penninsula Regional Health System, Series A,
5.00%, 7/1/33	1,200	1,553
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
0.11%, 4/1/35	2,300	2,300
Maryland HHEFA, St. John's College, 4.00%, 10/1/40	1,000	1,095
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32	4,965	5,817
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33	5,305	6,197
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34	2,910	3,395
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35	2,085	2,429
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (1)	21,495	23,108
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34	500	611
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (3)(4)	980	1,067
Maryland HHEFA, Univ. of Maryland Medical System, Series B-
2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)	8,400	10,397

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.09%, 7/1/41	13,825	13,825
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/34 (Prerefunded 7/1/24) (1)	17,505	20,527
Maryland IDA, Bon Secours Health, 5.929%, 8/26/22 (7)	3,000	3,202
Maryland IDA, McDonogh School, 4.00%, 9/1/43	1,000	1,161
Maryland IDA, McDonogh School, 4.00%, 9/1/48	1,600	1,842
Maryland IDA, McDonogh School, Series A, 4.50%, 9/1/35	3,885	3,986
Maryland IDA, McDonogh School, Series A, 4.75%, 9/1/40	6,105	6,255
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/36	2,015	2,395
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (1)	48,750	61,105
Maryland Stadium Auth. , Baltimore City Public Schools, Series
A, 5.00%, 5/1/47 (Prerefunded 5/1/28) (1)	6,555	8,677
Maryland Stadium Auth. , Baltimore City Public Schools, Series
A, 5.00%, 5/1/47	13,355	16,337
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50	35,625	54,553
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47	13,185	19,954
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/35	6,020	7,543
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/37	5,250	6,541
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/38	13,970	17,364
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/36	4,205	5,253
Maryland Transportation Auth. , 4.00%, 7/1/26	2,340	2,471
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/33 (6)	3,250	3,704
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/37 (6)	7,530	8,489
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/38 (6)	7,830	8,804

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/39 (6)	8,145	9,138
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/23	4,070	4,282
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/23 (6)	2,440	2,583
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/24 (6)	2,560	2,708
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/25	4,500	4,726
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/25 (6)	2,690	2,841
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/26 (6)	2,820	2,973
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/27	8,470	8,872
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/27 (6)	2,965	3,122
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/28 (6)	3,110	3,272
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/30 (6)	4,615	5,760
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/31 (6)	5,895	7,312
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/32 (6)	740	912
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/24	4,285	4,505
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/26	8,055	8,448
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/24 (6)	9,920	10,397
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/26 (6)	7,615	7,962
Montgomery County, Consolidated Public Improvement, Series
A, GO, 4.00%, 11/1/31 (Prerefunded 11/1/24) (1)	10,000	11,455
Montgomery County, Consolidated Public Improvement, Series
E, GO, VRDN, 0.13%, 11/1/37	3,780	3,780

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	3,500	3,487
Montgomery County, Trinity Healthcare Credit Group, 5.00%,
12/1/44	22,250	25,538
Montgomery County, Trinity Healthcare Credit Group, Series
2016, 5.00%, 12/1/45	16,935	19,892
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/21	240	245
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/22	860	911
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/24	930	1,045
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/26	505	565
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/27	1,000	1,112
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46	6,645	6,957
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/21
(4)	650	668
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/23
(Prerefunded 7/1/22) (1)	600	645
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/24
(Prerefunded 7/1/22) (1)	630	677
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/26
(Prerefunded 7/1/22) (1)	1,355	1,457
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/27
(Prerefunded 7/1/22) (1)	750	806
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/28
(Prerefunded 7/1/22) (1)	575	618
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/30
(Prerefunded 7/1/22) (1)	795	855
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/31
(Prerefunded 7/1/22) (1)	455	489
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/32
(Prerefunded 7/1/22) (1)	675	726
Prince George's County, National Harbor Project, 5.20%, 7/1/34	4,985	5,024

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Prince George's County, Westphalia Town Center Project,
5.00%, 7/1/30 (2)	600	659
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2)	1,350	1,442
Prince George's County, Westphalia Town Center Project,
5.25%, 7/1/48 (2)	4,500	4,805
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/24	1,785	1,879
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/26	1,000	1,066
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/30	790	827
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/32	525	543
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/37	3,990	4,055
Rockville City, Ingelside at King Farm, Series A2, 2.25%,
11/1/22	610	597
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/23	750	782
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/25	500	530
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/26	500	533
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/28	1,375	1,459
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/30	750	785
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/35	1,000	1,020
Rockville City, Ingelside at King Farm, Series B, 4.25%, 11/1/37	1,000	929
Rockville City, Ingelside at King Farm, Series B, 4.50%, 11/1/43	1,675	1,551
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/42	1,750	1,753
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/47	6,895	6,775
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/33	9,040	10,328

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34	7,390	8,430
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/28	5,800	7,189
Washington Suburban Sanitary Commission, Series A, BAN,
VRDN, 0.10%, 6/1/23	400	400
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36	10,000	11,996
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/40	4,155	4,542
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/41	5,000	5,459
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/42	4,980	5,430
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/43	4,020	4,378
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/44	4,100	4,461
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series, 4.00%, 6/1/37	10,360	11,381
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series, 4.00%, 6/1/39	11,105	12,173
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series, 4.00%, 6/1/41	2,000	2,184
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series, 4.00%, 6/1/44	7,000	7,616
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series, 5.00%, 6/1/35	2,225	2,717
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series, 5.00%, 6/1/38	12,585	15,283
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series 2014, 4.00%, 6/1/42	2,000	2,181
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series 2014, 4.00%, 6/1/43	4,450	4,847
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2nd Series 2016, 4.00%, 6/1/42	6,545	7,425
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2018, 4.00%, 6/1/41	14,845	17,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,040	3,168
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40	3,000	3,098
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	6,570	6,873
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24	735	772
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34	2,600	2,820
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39	1,750	1,895
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44	1,580	1,712
		2,351,562

DISTRICT OF COLUMBIA 3.8%
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/37	1,500	1,835
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	6,650	8,038
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/40	2,250	2,703
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/45	2,500	2,954
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/39	5,485	7,228
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/30	5,525	6,941
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/31	7,800	9,762
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/32	1,750	2,180
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/32	2,975	3,706
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/33	3,250	4,033
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/34	2,275	2,813
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/35	1,555	1,916

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/36	6,800	8,348
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	29,090	35,223
		97,680

PUERTO RICO 3.2%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	3,050	3,157
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	2,625	2,720
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	7,405	7,683
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	7,145	7,234
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	8,470	8,576
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	1,515	1,591
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (9)(10)	4,690	3,576
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	55	41
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (9)(10)	650	488
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/30 (9)(10)	1,925	1,444
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10)	85	64
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10)	2,335	1,751
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10)	210	158
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (9)(10)	270	197
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (9)(10)	1,045	781
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (9)(10)	340	254
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 v	415	310

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (9)(10)	55	41
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (9)(10)	1,760	1,316
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (9)(10)	4,890	3,655
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (9)(10)	45	34
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (9)(10)	260	195
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (9)(10)	225	165
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (9)(10)	95	71
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	255	191
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	195	147
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	65	46
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	110	80
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (9)(10)	1,110	808
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	90	67
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	830	605
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	240	180
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	95	71
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	2,135	1,601
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	4,450	4,823
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	18,645	20,518

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	5,695	4,348
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	4,750	3,347
		82,334

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	1,500	1,506
		1,506

ILLINOIS 0.0%
Illinois Fin. Auth. , Univ. of Chicago Med. , Series E-2, VRDN,
0.11%, 8/1/43	200	200
		200

Total Investments in Securities 98.5%
(Cost $2,403,411)		$2,533,282
Other Assets Less Liabilities 1.5%		37,408
Net Assets 100.0%		$2,570,690

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,649 and represents 0.9% of net assets.
(3)	Insured by National Public Finance Guarantee Corporation
(4)	Escrowed to maturity
(5)	Insured by Financial Guaranty Insurance Company
(6)	Interest subject to alternative minimum tax
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	Insured by AMBAC Assurance Corporation
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.